Acquisitions and disposals	12 Months Ended
Dec. 31, 2025
Business Acquisitions [Abstract]
Acquisitions and disposals	Acquisitions and disposals
Accounting policies
Business combinations and divestments
Business combinations, except for transactions between entities under common control, are accounted for using the acquisition method when control is transferred to the Group. The acquired identifiable assets, liabilities and contingent liabilities are measured at fair value at the date of acquisition. Acquisition costs incurred are expensed under Selling, general and administrative expenses. The total consideration transferred includes contingent consideration at fair value and changes in fair value resulting from events after the acquisition date are recognised in the Consolidated statement of income under Other income.
When Equinor loses control over a subsidiary, the assets and liabilities of the subsidiary are derecognised together with related Non-controlling interests (NCI) and other components of equity. Any retained interest in the former subsidiary is measured at fair value at the time control is lost, and resulting gain or loss is recognised in the
Consolidated statement of income under Other income or Operating expenses, accordingly. Partial divestments are addressed in detail in the accounting judgement section below.
On the NCS, all disposals of assets are performed including the tax base (after-tax). Any gain includes the release of previously recognised tax liabilities related to the assets in question and is fully recognised in Other income in the
Consolidated statement of income.
Assets classified as held for sale
Non-current assets or disposal groups are classified separately as held for sale in the Consolidated balance sheet if it is highly probable that they will be recovered primarily through sale rather than through continuing use. This condition is met when such assets or disposal groups are available for immediate sale in their present condition,
Equinor’s management is committed to the sale, and the sale is expected to be completed within one year from the date of classification as held for sale. In Equinor, these requirements are normally met when management has approved a negotiated letter of intent with the counterparties. Liabilities directly associated with the assets classified as held for sale and expected to be included as part of the sales transaction, are also classified separately.
Accounting judgement regarding acquisitions
Determining whether an acquisition meets the definition of a business combination or an asset acquisition requires judgement on a case-by-case basis. The conclusion may materially affect the financial statements both in the transaction period and subsequent periods. Similar assessments are performed upon the acquisition of an interest in a joint operation. Depending on the specific facts, acquisitions of oil and gas exploration and evaluation licences where a development decision has not yet been made have generally been accounted for as asset purchases.
Conversely, acquisition of producing assets have generally been accounted for as business acquisitions.
Accounting judgement regarding partial
divestments
The accounting policy for partial divestments of
subsidiaries is based on careful consideration of
the requirements and scope of IFRS 10
Consolidated Financial Statements and IAS 28
Investments in Associates and Joint Ventures. The
assessment requires judgement on a case-by-case
basis, considering the substance of the
transactions and the nature of the retained interest.
In evaluating the IFRS Accounting Standards’
requirements, Equinor notes considerations related
to several relevant and similar issues that are under
review by the IASB.
As a general policy, when Equinor loses control
over a subsidiary that does not constitute a
business, Equinor recognises only the gain or loss
attributable to the divested portion. When the
subsidiary constitutes a business, Equinor
recognises the full gain or loss. Since IFRS does
not explicitly address the accounting for partial
disposals of subsidiaries that do not constitute a
business, the policy is considered to provide more
relevant and reliable information by reflecting the
economic substance of transactions. This approach
is applied consistently across similar transactions
and will be reassessed in light of any future IASB
developments.
2025
Acquisitions and disposals
Swap with Petoro in the Haltenbanken area
On 1 January 2025, Equinor closed a transaction with
Petoro to swap ownership interests in the Haltenbanken
area. Equinor increased its ownership interests primarily
in the Heidrun field (from 13.0% to 34.4%) and reduced
its interests primarily in the Tyrihans field (from 58.8% to
36.3%) and the Johan Castberg field (from 50.0% to
46.3%). No cash consideration was involved. The
purpose of the transaction was to align ownership
interests in the licenses to maximise resource
utilisation. The assets acquired and liabilities assumed
were recognised in accordance with the principles in
IFRS 3 Business Combinations within the E&P Norway
segment, mainly as property, plant, and equipment
(USD 610 million), goodwill (USD 476 million) and
deferred tax liability (USD 381 million). The swap
resulted in a gain of USD 491 million, reported as Other
Income in the Consolidated statement of income.
Joint venture agreement with Shell in the UK
On 1 December 2025, Equinor closed an agreement
with Shell to merge their UK upstream businesses and
establish a joint venture, named Adura. The parties hold
a 50% equity interest each. Selected UK North Sea
upstream fields, associated licences and infrastructure
have been transferred by both parties to Adura,
including Equinor’s interests in Rosebank, Mariner and
Buzzard. The joint venture is accounted for under the
equity method from the date of transaction completion.
Adura is recognised at fair value of USD 5,574 million.
The estimated fair value of performance based
contingent consideration and interim period
settlement have been included in the loss of USD 174
million recognised within the E&P International segment
in the fourth quarter 2025 and presented in the line-item
Operating expenses in the Consolidated statement of
income. An impairment loss of USD 650 million was
recognised in third quarter 2025, presented within the
line-item Depreciation, amortisation and net
impairments in the Consolidated statement of income.
The valuation of the notional Purchase Price Allocation
and the final interim period settlement have not been
completed by the date the report was approved for
issuance by the Board of Directors.
Divestment of 40% interest in the Peregrino field in
Brazil
On 11 November 2025, Equinor closed a transaction
with Prio Tigris Ltda., a subsidiary of PRIO SA, to sell its
40% operated interest in the Peregrino field in Brazil as
part of the ongoing optimisation of Equinor’s
international upstream portfolio. Following this
transaction, PRIO assumed full operatorship of the field.
The total cash consideration net of interim period
adjustments amounted to USD 1,795 million, of which
USD 1,555 million was received at closing. A loss of
USD 75 million has been recognised within the E&P
International segment in the fourth quarter as Operating
expenses in the Consolidated statement of income.
Held for sale
Sale of remaining interests in the Peregrino field in
Brazil
Equinor has also agreed to sell its remaining 20%
interest in the Peregrino field. The sale is expected to
be completed within 2026, subject to regulatory and
legal approvals. The net assets classified as held for
sale were measured at fair value at the end of the fourth
quarter, leading to an impairment of USD 200
million. This is mainly due to earnings during a longer
than anticipated interim period, that will be deducted
from the agreed consideration at closing. As of 31
December 2025, assets held for sale amounted to USD
906 million, and liabilities directly associated with the
assets held for sale amounted to USD 179 million.
Peregrino is part of the E&P International segment.
2024
Acquisitions
Swap of onshore oil & gas assets in the US
On 31 May 2024, Equinor and EQT Corporation closed
the swap transaction in which Equinor sold 100% of its
interest in the Marcellus and Utica shale formations in
the Appalachian Basin, located in southeastern Ohio,
and transferred the operatorship to EQT. In exchange,
Equinor acquired 40% of EQT’s non-operated working
interest in the Northern Marcellus shale formation in
Pennsylvania. Following the transaction, Equinor
increased its average working interest from 15.7% to
25.7% in certain Expand Energy-operated Northern
Marcellus gas units. Equinor paid a cash consideration
of USD 467 million (net of interim period settlement) to
EQT to balance the overall transaction. With this
transaction, Equinor continues to high-grade the US
portfolio and work to strengthen the profitability of the
onshore gas position in the Appalachian Basin. The
assets acquired and liabilities assumed were
recognised in accordance with the principles in IFRS 3
Business Combinations within the E&P USA segment,
mainly as property, plant, and equipment (USD 750
million) and intangible assets (USD 505 million).
Acquisition of additional working interests in
onshore oil & gas assets in the US
On 31 December 2024, Equinor closed a transaction to
acquire an additional non-operated interest in the
Northern Marcellus shale formation in Pennsylvania in
the US from EQT Corporation (EQT). Following the
transaction, Equinor increased its average working
interest from 25.7% to 40.7% in certain Expand Energy-
operated Northern Marcellus gas units continuing high-
grading the US portfolio. Equinor paid a cash
consideration of USD 1,242 million to EQT. The assets
acquired and liabilities assumed were recognised in
accordance with the principles in IFRS 3 Business
Combinations within the E&P USA segment, mainly as
property, plant, and equipment (USD 1365 million).
Swap of US Offshore Wind assets
On 24 January 2024, Equinor entered into a swap
agreement with bp to acquire bp’s 50% share and take
full ownership of Empire Offshore Wind Holdings LLC,
including the Empire Wind lease and projects (Empire
Wind), in exchange for its 50% share in Beacon Wind
Holdings LLC, including the Beacon Wind lease and
projects (Beacon Wind). Equinor also agreed to acquire
bp's 50% interest in the South Brooklyn Marine Terminal
(SBMT) lease. Based on the agreement, Equinor
controls and has consolidated Empire Wind and SBMT
from the first quarter of 2024 and has divested its 50%
share of Beacon Wind. The swap of Empire Wind and
Beacon Wind was formally
closed on 4 April and SBMT was formally closed on 30
December. The acquisitions were accounted for as
asset acquisitions, and previous holdings were not
revalued. The swap resulted in a combined loss of USD
147 million in the first quarter 2024, recognised in the
REN segment and presented in the line item Operating
expenses in the Consolidated statement of income.
Disposals
Divestment of interest in Nigeria
On 6 December 2024, Equinor closed a transaction with
Chappal Energies for the sale of Equinor Nigeria
Energy Company (ENEC), which holds a 53.85%
ownership in the oil and gas lease OML 128, including
the unitised 20.21% stake in the Agbami oil field. Total
consideration received amounts to USD 682 million,
including USD 482 million in cash. In addition, the
estimated fair value of deferred and contingent
consideration has been included in the gain of USD 795
million recognised in the fourth quarter within the E&P
International segment, and reported as Other Income in
the Consolidated statement of income. Prior to closing,
Equinor received USD 300 million in extraordinary
dividends.
Divestment of interests in Azerbaijan
On 29 November 2024, Equinor closed a transaction
with the State Oil Company of the Republic of
Azerbaijan (SOCAR) and ONGC Videsh Limited
(ONGC) to sell its interests in its Azerbaijan assets. The
assets comprise a 7.27% non-operated interest in the
Azeri Chirag Gunashli (ACG) oil fields in the Azerbaijan
sector of the Caspian Sea and 8.71% interest in the
Baku-Tbilisi-Ceyhan (BTC) pipeline.
The total consideration for Equinor's Azerbaijan assets
amounted to USD 713 million in cash. A loss of USD 84
million has been recognised within the E&P
International segment in the fourth quarter 2024 and
presented in the line item Operating expenses in the
Consolidated statement of income. An impairment loss
of USD 310 million was recognised in fourth quarter
2023, upon classification as held for sale, presented
within the line item Depreciation, amortisation and net
impairments in the Consolidated statement of income.